Insurance Risk - Summary of concentration of insurance risks (Details) € in Thousands, $ in Thousands, ₫ in Millions, ₩ in Millions	Dec. 31, 2023 KRW (₩)	Dec. 31, 2023 USD ($)	Dec. 31, 2023 EUR (€)	Dec. 31, 2023 VND (₫)	Dec. 31, 2022 KRW (₩)	Dec. 31, 2022 USD ($)	Dec. 31, 2022 EUR (€)	Dec. 31, 2022 VND (₫)
Insurance risk [member]
Disclosure of detailed information about concentrations of risk that arises from contracts within scope of IFRS 17 [line items]
Concentration of insurance risks	₩ 38,526,563				₩ 36,185,577
Insurance risk [member] | Domestic [member]
Disclosure of detailed information about concentrations of risk that arises from contracts within scope of IFRS 17 [line items]
Concentration of insurance risks	38,521,562				36,184,049
Insurance risk [member] | International [member]
Disclosure of detailed information about concentrations of risk that arises from contracts within scope of IFRS 17 [line items]
Concentration of insurance risks	5,001				1,528
Insurance risk [member] | Insurance contracts [member]
Disclosure of detailed information about concentrations of risk that arises from contracts within scope of IFRS 17 [line items]
Concentration of insurance risks	38,365,262				36,003,778
Insurance risk [member] | Insurance contracts [member] | Domestic [member]
Disclosure of detailed information about concentrations of risk that arises from contracts within scope of IFRS 17 [line items]
Concentration of insurance risks	38,360,261				36,002,250
Insurance risk [member] | Insurance contracts [member] | International [member]
Disclosure of detailed information about concentrations of risk that arises from contracts within scope of IFRS 17 [line items]
Concentration of insurance risks	5,001				1,528
Insurance risk [member] | Reinsurance Contract [member]
Disclosure of detailed information about concentrations of risk that arises from contracts within scope of IFRS 17 [line items]
Concentration of insurance risks	161,301				181,799
Insurance risk [member] | Reinsurance Contract [member] | Domestic [member]
Disclosure of detailed information about concentrations of risk that arises from contracts within scope of IFRS 17 [line items]
Concentration of insurance risks	161,301				181,799
Insurance risk [member] | Reinsurance Contract [member] | International [member]
Disclosure of detailed information about concentrations of risk that arises from contracts within scope of IFRS 17 [line items]
Concentration of insurance risks	0				0
Currency risk [member]
Disclosure of detailed information about concentrations of risk that arises from contracts within scope of IFRS 17 [line items]
Foreign currency amount		$ 192,052	€ 124	₫ 94,010		$ 211,551	€ 105	₫ 28,455
KRW converted amount	₩ 252,810	$ 247,632	€ 177	₫ 5,001	₩ 269,768	$ 268,099	€ 141	₫ 1,528